Acquisitions and Divestitures - Allocation of Purchase Price (Detail) (iTRACS Corporation [Member], USD $)	Dec. 31, 2013
iTRACS Corporation [Member]
Business Acquisition [Line Items]
Current assets	$ 1,600,000
Noncurrent assets, excluding intangible assets	700,000
Other intangible assets	13,100,000
Goodwill	19,800,000
Less: Liabilities assumed	(1,200,000)
Net acquisition cost	$ 34,000,000